Short-Term Bank Loans	6 Months Ended
Jun. 30, 2024
Short-Term Bank Loans [Abstract]
SHORT-TERM BANK LOANS

NOTE 12 — SHORT-TERM BANK LOANS

Short-term bank loans consisted of the following:

	June 30, 2024	December 31, 2023
Huaxia Bank (1)	$420,946	$423,741
Bank of China (2)	1,403,155	1,412,469
Tianshan Rural Commercial Bank (3)	841,892	423,741
Xinjiang Urumqi Rural Commercial Bank (4)	420,946	423,741
Total short-term bank loans	$3,086,939	$2,683,692

(1)	On December 22, 2023, Xinjiang United Family entered into a loan agreement with Huaxia Bank to borrow RMB3.0 million ($420,946) as working capital for a year, with a maturity date of December 20, 2024. The loan bears a fixed interest rate of 5.00% per annum. The loan was guaranteed by Ms. Baolin Wang, the legal representative of Xinjiang United Family, and Urumqi Plastic Surgery Hospital Co., Ltd., a related party that is controlled by Mr. Gang Li, the Chairman of the Company.

(2)	On September 7, 2023, Xinjiang United Family entered into a loan agreement with Bank of China to borrow RMB10.0 million ($1,403,155) as working capital for a year, with a maturity date of September 6, 2024. The loan bears a fixed interest rate of 3.55% per annum. The loan is guaranteed by the Company’s controlling shareholder Mr. Gang Li and his family member, Ms. Ying Xiong. In addition, Xinjiang United Family pledged its trademark rights as collateral to guarantee the Company’s loan from Bank of China. The loan was repaid in full upon maturity.

(3)

On November 15, 2023, Xinjiang United Family entered into a loan agreement with Tianshan Rural Commercial Bank to borrow RMB3.0 million ($420,946) as working capital for a year, with a maturity date of November 14, 2024. The loan bears a fixed interest rate of 5.50% per annum. The loan is guaranteed by the Company’s controlling shareholder Mr. Gang Li and his family member, Ms. Ying Xiong.

On December 19, 2023, Xinjiang United Family entered into another loan agreement with Tianshan Rural Commercial Bank to borrow RMB3.0 million ($420,946) as working capital for a year, with a maturity date of December 18, 2024. The loan was withdrawn on January 29, 2024 and bears a fixed interest rate of 5.50% per annum. The loan is guaranteed by the Company’s controlling shareholder Mr. Gang Li and his family member, Ms. Ying Xiong, and two third parties.

(4)	On December 26, 2023, Xinjiang United Family entered into a loan agreement with Xinjiang Urumqi Rural Commercial Bank to borrow RMB3.0 million ($420,946) as working capital for a year, with a maturity date of December 25, 2024. The loan bears a fixed interest rate of 5.50% per annum. The loan is guaranteed by two third-parties, Mr. Xiaochen Wang and his family member.

The Company incurred interest expenses of $68,450 and $8,364 for the six months ended June 30, 2024 and 2023, respectively.